Schedule of Information about Revenue Channels (Details) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Disaggregation of Revenue [Line Items]
Net sales	[1]	$ 6,534
Digital [Member]
Disaggregation of Revenue [Line Items]
Net sales	[2]	5,038
International [Member]
Disaggregation of Revenue [Line Items]
Net sales	[3]	1,009
Brick And Mortar [Member]
Disaggregation of Revenue [Line Items]
Net sales	[4]	$ 487
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | Two Wholesale Customers [Member] | Digital [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		10.00%	10.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member] | International [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		10.00%
Net sales		$ 800
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member] | Brick And Mortar [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		10.00%	10.00%

[1]	Prior period amounts have not been presented, as the Company’s prior year operations primarily related to SRX Canada, which has since been deconsolidated and is presented as discontinued operations. Accordingly, the results for the year ended September 30, 2025, reflect only the continuing operations of BTTR and Halo and are not comparable to prior periods.
[2]	The Company’s Digital channel includes two wholesale customers that amounted to greater than 10% of the Company’s total net sales for the year ended September 30, 2025.
[3]	One of the Company’s International customers amounted to greater than 10% of the Company’s total net sales and represented $0.8 million of net sales for the year ended September 30, 2025.
[4]	None of the Company’s Brick & Mortar customers represented greater than 10% of net sales for the year ended September 30, 2025.